Derivative Instruments And Hedging Activities (Effects Of Derivatives Not Designated As Hedging Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	May 29, 2016	May 31, 2015	May 25, 2014
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Earnings	$ 11.4	$ 13.2	$ (1.8)
Equity forwards | Restaurant labor expenses
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Earnings	3.9	4.0	(0.5)
Equity forwards | General and administrative expenses
Derivative [Line Items]
Amount of Gain (Loss) Recognized in Earnings	$ 7.5	$ 9.2	$ (1.3)